Label	Element	Value
Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $1.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	105.90%
Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $611.32 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.50%
Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $650.35 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $617.82 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.30%)
Innovator Equity Dual Directional 5 Buffer ETF™ - Quarterly | State Street SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $686.76 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.30%)